PROMISSORY NOTES PAYABLE AND ADVANCES (Details Narrative)				1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 04, 2016 USD ($) Number $ / shares shares	May 08, 2015 shares	Dec. 29, 2014 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Sep. 25, 2015 USD ($)	Aug. 17, 2015 shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)
Short-term Debt [Line Items]
Face value				$ 1,011,111				$ 2,486,666	$ 2,486,666		$ 1,011,111
Repayment of debt			$ 1,200,000
Number of shares issued | shares		60,000					110,000
Proceeds from debt									2,305,000		960,000
Embedded conversion feature									765,316
Amortization of debt discount									508,926
Proceeds from notes payable									1,345,000	500,000	960,000
Derivative liabilities								$ 1,061,536	1,061,536
Gross proceeds convertible promissory notes												$ 375,000
Interest expense											5,578
Advances					$ 410,000
Recognized accrued interest											2,190
Warrant [Member]
Short-term Debt [Line Items]
Borrowings				430,838							430,838
Equity contribution				138,333							138,333
Amortized and charged interest expense				15,259							15,259
Original issue discount borrowings				51,111							51,111
Gemini Master Fund, LTD [Member] | Advances [Member]
Short-term Debt [Line Items]
Strike price (in dollars per share) | $ / shares								$ 0.74	$ 0.74
Investors [Member] | Advances [Member]
Short-term Debt [Line Items]
Proceeds from debt								$ 925,000
Conversion price (in dollars per share) | $ / shares								$ 0.40	$ 0.40
Embedded conversion feature								$ 721,533
Amortization of debt discount								137,022
Carrying amount								177,240	$ 177,240
Derivative liabilities								1,212,384	$ 1,212,384
Change in fair value of derivative liabilities								$ 964,356
Investors [Member] | Advances [Member] | Warrant [Member]
Short-term Debt [Line Items]
Number of common stock purchased | shares								462,500	462,500
Exercise price (in dollars per share) | $ / shares								$ 0.60	$ 0.60
Warrants term								5 years
Fair value of warrants								$ 203,467
15% Promissory Note [Member]
Short-term Debt [Line Items]
Face value				500,000							500,000
Proceeds from debt									$ 500,000		500,000
Convertible promissory notes						$ 500,000
Convertible promissory notes rate						15.00%
Borrowings						$ 75,000
Note bear interest						15.00%
Interest expense											31,479
15% Promissory Note [Member] | Three Individuals (the "Lenders") [Member]
Short-term Debt [Line Items]
Face value														$ 140,000
15% Promissory Note [Member] | Canyon Assets Holdings, Inc. [Member]
Short-term Debt [Line Items]
Face value	$ 575,000
Repayment of debt	575,000
15% Promissory Note [Member] | Accredited Investors [Member]
Short-term Debt [Line Items]
Face value	500,000
Accrued interest	75,000
15% Promissory Note [Member] | Investors [Member]
Short-term Debt [Line Items]
Gross proceeds convertible promissory notes						$ 1,000,000
8% Note Payable Due December 31, 2016 [Member] | Gemini Master Fund, LTD [Member]
Short-term Debt [Line Items]
Proceeds from debt	$ 245,000
Description of debt default	18% in the event of an event of default.
Conversion price (in dollars per share) | $ / shares	$ 0.70
Description of prepayment terms	112% of the outstanding principal and all outstanding accrued interest through the date of prepayment;
Description of conversion price terms

1) loss of Company DTC eligibility - conversion price adjusts to $0.25 per share; 2) stock dividends and splits - as described in the Gemini Note; 3) a rights offering below the market price (as defined) - as described in the Gemini Note; 4) fundamental transactions (as defined) - as described in the Gemini Note; 5) subsequent equity sales below $0.70 per share

Number of shares issued upon conversion | Number	392,857
Strike price (in dollars per share) | $ / shares								$ 0.68	$ 0.68
Embedded conversion feature									$ 106,278
Reduction in embedded conversion feature									9,098
8% Note Payable Due December 31, 2016 [Member] | Gemini Master Fund, LTD [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Face value	$ 275,000
Number of shares issued | shares	50,000
Gemini Note [Member] | Gemini Master Fund, LTD [Member]
Short-term Debt [Line Items]
Face value								$ 27,000	$ 27,000
Number of shares issued | shares									50,000
Embedded conversion feature									$ 44,000
Amortization of debt discount								67,235	134,470
Original issuance discount									25,000
Carrying amount								207,765	207,765
10% Promissory Notes [Member]
Short-term Debt [Line Items]
Face value				500,000				$ 50,000	50,000		500,000
Proceeds from debt				$ 50,000					$ 50,000
Proceeds from notes payable					50,000
Interest expense											$ 1,383
Aggregate gross proceeds from future financing					$ 1,000,000
Promissory notes payable description

The holder may also convert any unpaid principal under the 10% Note into any funding instrument entered into by our Company for a period of 180 days after the date of the 10% Note. The full interest of 10% of the borrowings under the 10% Note ($5,000) is due irrespective of whether paid at maturity or when required to be prepaid.